RETIREMENT BENEFIT OBLIGATIONS - Plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Market value of assets	$ 1,637	$ 1,684	$ 1,542
Retirement benefit expense	93	78	76
Defined contributions plan expenses	77	69	66
Defined benefit plan expenses	16	9	10
Outstanding payments	0	0	0
Pension plans | United Kingdom
Disclosure of fair value of plan assets [line items]
Market value of assets	956	963	869
Defined benefit pension costs	0	0	1
Pension plans | United Kingdom | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	4	10	3
Equity securities	84	91	103
Other bonds	50	49	44
Short dated credit fund	126	127	119
Liability driven investments	370	347	264
Diversified growth funds	89	89	97
Market value of assets	723	713	630
Pension plans | United Kingdom | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	233	250	239
Pension plans | United States of America
Disclosure of fair value of plan assets [line items]
Defined benefit pension costs	0	0	1
Pension plans | United States of America | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	6	2
Equity securities	50	60	50
Government bonds - fixed interest	201	163	152
Corporate bonds	246	316	296
Market value of assets	503	541	498
Pension plans | Other Countries
Disclosure of fair value of plan assets [line items]
Market value of assets	178	180	175
Pension plans | Other Countries | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	5	5	4
Equity securities	55	51	47
Government bonds - fixed interest	5	9	6
Government bonds - Index Linked	4	4	4
Corporate bonds	11	10	10
Insurance contracts	33	37	41
Property	23	23	25
Other quoted securities	8	5	5
Market value of assets	144	144	142
Pension plans | Other Countries | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	$ 34	$ 36	$ 33